Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000048071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class AAA
C000048073
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class C
Average Annual Return, Percent	16.27%	7.56%	7.71%
C000048074
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class I
C000048072
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class A
Average Annual Return, Percent	10.56%	6.29%	7.38%
Without Sales Load [Member] | C000048071
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%	7.54%	8.01%
Without Sales Load [Member] | C000048073
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	7.56%	7.71%
Without Sales Load [Member] | C000048074
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	7.55%	8.12%
Without Sales Load [Member] | C000048072
Average Annual Return [Line Items]
Average Annual Return, Percent	17.31%	7.56%	8.02%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.39%	10.40%	12.61%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.39%	10.40%	12.61%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.39%	10.40%	12.61%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.39%	10.40%	12.61%